Taxes - Schedule of Income Tax Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Tax Provision [Abstract]
Current income tax expense	$ 1,706	$ 1,077	$ 796
Deferred income tax expense	341	589	1,524
Total income tax expense	$ 2,047	$ 1,666	$ 2,320